Basis of Presentation and Accounting Policies (Change in Non-credit Impairments Recognized in OCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OTTI losses recognized in OCI	$ (40)	$ (89)	$ (418)
Changes in fair value and/or sales	147	112	647
Tax and deferred acquisition costs	(55)	(14)	(113)
Change in non-credit impairments recognized in OCI	$ 52	$ 9	$ 116